Taxation (Tables)	6 Months Ended
Jun. 30, 2014
Income Tax Disclosure [Abstract]
Components of provision for income taxes
Income taxes consist of the following:

(In US$ millions)	Three months ended June 30,		Six months ended June 30,
	2014	2013	2014	2013

Current tax expense:
United Kingdom	$—	$—	$—	$—
Foreign	4.4	9.3	8.4	17.8
Total current tax expense	$4.4	$9.3	$8.4	$17.8

Deferred tax expense:
United Kingdom	—	0.1	—	0.1
Foreign	5.1	(0.4)	5.1	(0.4)
Total income tax expense	$9.5	$9.0	$13.5	$17.5

Effective income tax rate reconciliation
Our effective income tax rate for the three and six month periods ended June 30, 2014 and 2013 is as follows:

Effective tax rate

	Three months ended June 30,		Six months ended June 30,
	2014	2013	2014	2013

United Kingdom statutory income tax rate	21.5%	23.2%	21.5%	23.2%
Effect of other tax jurisdictions	(12.4)%	(17.0)%	(12.6)%	(15.9)%
Effective income tax rate	9.1%	6.2%	8.9%	7.3%

Net deferred tax assets and liabilities
Deferred taxes

The net deferred tax assets consist of the following:

(In US$ millions)	June 30, 2014	December 31, 2013

Net operating loss carryfoward	$3.9	$9.5
Deferred mobilization revenue	0.8	0.3
Total deferred tax assets	$4.7	$9.8